Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Bank Premises and Equipment
Schedule of bank premises and equipment and accumulated depreciation and amortization
	2020	2019

Buildings and improvements	$10,421,580	$10,575,514
Land and land improvements	2,663,549	2,650,671
Furniture and equipment	5,307,533	6,848,263
Leasehold improvements	824,605	1,161,073
Finance lease	588,347	588,347
Operating leases	1,417,859	1,490,779
Other prepaid assets	181,627	159,914
	21,405,100	23,474,561
Less accumulated depreciation and amortization	(11,195,231)	(12,515,158)
Net bank premises and equipment	$10,209,869	$10,959,403